SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment			4
Total revenue	$ 2,327	$ 1,743	$ 4,567	$ 3,797
FFO	(108)	206	(207)	404
Share of net (loss) earnings from equity accounted investments	(198)	419	(174)	799
Interest expense	(1,174)	(623)	(2,341)	(1,223)
Total assets	129,970		129,970		$ 112,516
Total liabilities	82,633		82,633		70,779
Equity accounted investments	19,875		19,875		19,943	$ 20,807
Core Office
Disclosure of operating segments [line items]
Total revenue	503	540	1,000	1,108
FFO	7	95	24	234
Share of net (loss) earnings from equity accounted investments	(249)	253	(239)	470
Interest expense	(219)	(171)	(431)	(318)
Total assets	33,203		33,203		34,039
Total liabilities	16,945		16,945		17,581
Equity accounted investments	8,335		8,335		8,547
Core Retail
Disclosure of operating segments [line items]
Total revenue	372	365	761	759
FFO	76	188	178	356
Share of net (loss) earnings from equity accounted investments	87	151	125	315
Interest expense	(201)	(151)	(394)	(295)
Total assets	30,468		30,468		30,363
Total liabilities	13,779		13,779		13,850
Equity accounted investments	9,780		9,780		9,674
LP Investments
Disclosure of operating segments [line items]
Total revenue	1,392	836	2,695	1,928
FFO	0	80	(30)	145
Share of net (loss) earnings from equity accounted investments	(36)	15	(60)	14
Interest expense	(658)	(233)	(1,320)	(471)
Total assets	65,320		65,320		47,458
Total liabilities	44,491		44,491		32,146
Equity accounted investments	1,760		1,760		1,722
Corporate
Disclosure of operating segments [line items]
Total revenue	60	2	111	2
FFO	(191)	(157)	(379)	(331)
Share of net (loss) earnings from equity accounted investments	0	0	0	0
Interest expense	(96)	$ (68)	(196)	$ (139)
Total assets	979		979		656
Total liabilities	7,418		7,418		7,202
Equity accounted investments	$ 0		$ 0		$ 0